Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Net (loss) income	$ (306,085)	[1]	$ (275,597)	[1]	$ (632,803)	$ (337,072)	$ (900,233)	$ 1,010,316
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,393)		(5,541)		(2,287)	(7,395)	3,826	(5,536)
Total other comprehensive income (loss)	(2,393)		(5,541)		(2,287)	(7,395)	3,826	(5,536)
Comprehensive (loss) income	(308,478)		(281,138)		(635,090)	(344,467)	(896,407)	1,004,780
Comprehensive loss attributable to noncontrolling interests	(21,591)		(14,303)		(57,375)	(37,069)	(90,967)	(190,862)
Comprehensive (loss) income attributable to Roivant Sciences Ltd.	$ (286,887)		$ (266,835)		$ (577,715)	$ (307,398)	$ (805,440)	$ 1,195,642

[1]	Retroactively restated for the stock subdivision as described in Note 3.